OTHER ASSETS - THIRD PARTIES - Summary of activity in allowance for credit losses related to deposits (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
OTHER ASSETS - THIRD PARTIES
At beginning of year	¥ 3,064
Reversal	(1,209)
At end of year	¥ 1,855